Mezzanine and Stockholders’ Equity - Schedule of Total Number of Shares Outstanding and Authority to Issue (Details) shares in Thousands	Mar. 31, 2025 $ / shares shares
Schedule of Total Number of Shares Outstanding and Authority to Issue [Abstract]
Common Stock, Authorized	750,000
Common Stock, Par value (in Dollars per share) | $ / shares	$ 0.0001
Common Stock, Outstanding	81,952
Preferred Stock, Authorized	50,000
Preferred Stock, Par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred Stock, Outstanding	5,233
Total authorized	800,000